Treasury Risk Management - Management of liquidity risk and Market risk (Details) € in Millions, $ in Millions				12 Months Ended
	Dec. 29, 2025 EUR (€)	Nov. 26, 2025 EUR (€)	Aug. 28, 2025 EUR (€)	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 USD ($)
Treasury Risk Management
Additional financial liabilities				€ 3,078	€ 2
Percentage of volume exposure to commodity price risk within the pricing horizon that entity enters hedges for				100.00%		100.00%
Maximum period ahead of known transactions during which which hedges can be entered into if approval is given				364 days
Euro Medium Term Note programme
Treasury Risk Management
Notional amount				€ 8,000
Bridge Facility
Treasury Risk Management
Notional amount			€ 3,000
Cancellation fee in finance costs		€ 5
Additional financial liabilities				0
Working Capital Term Loan Facility
Treasury Risk Management
Notional amount			€ 700
Interest rate basis	1 month Euribor
Interest rate basis points	0.90%
Additional financial liabilities	€ 100
Debt instrument term			3 years
India Term Loan Facility
Treasury Risk Management
Notional amount			€ 300
Revolving Credit Facility
Treasury Risk Management
Notional amount				€ 1,000
Debt instrument term				5 years
Number of extension options in debt instrument term | item				2
Period of extension for debt instrument				1 year
EURO Swingline facility
Treasury Risk Management
Notional amount				€ 500
USD Swingline facility
Treasury Risk Management
Notional amount | $						$ 500